Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets	INTANGIBLE ASSETS

	DOMAINS NAMES MOBILE APPS AND RELATED WEBSITES	CUSTOMER CONTRACTS	INTERNALLY DEVELOPED INTANGIBLE ASSETS	TOTAL
At January 1, 2021
Cost	27,769	1,085	34	28,888
Accumulated amortization	(4,226)	(1,085)	(17)	(5,328)
Net book amount	23,543	—	17	23,560
Year Ended December 31, 2021
Opening net book amount	23,543	—	17	23,560
Additions	4,110	—	1,659	5,769
Amortization charge	(1,817)	—	(129)	(1,946)
Translation differences	(1,914)	—	(50)	(1,964)
Closing net book amount	23,922	—	1,497	25,419
At December 31, 2021
Cost	29,578	1,085	1,619	32,282
Accumulated amortization	(5,656)	(1,085)	(122)	(6,863)
Net book amount	23,922	—	1,497	25,419
Year Ended December 31, 2020
Opening net book amount	23,272	38	—	23,310
Additions	12	—	32	44
Amortization charge	(1,784)	(33)	(15)	(1,832)
Translation differences	2,043	(5)	—	2,038
Closing net book amount	23,543	—	17	23,560
At December 31, 2020
Cost	27,769	1,085	34	28,888
Accumulated amortization	(4,226)	(1,085)	(17)	(5,328)
Net book amount	23,543	—	17	23,560